Note 22 - Derivatives - Cross Currency Swaps (Details) € in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Fair value	$ (18,387)
Cross Currency Interest Rate Contract, Euro, Effective 21/5/2021 [Member]
Notional amount | €		€ 50,000
Fixed rate	2.70%	2.70%
Cross Currency Interest Rate Contract, Effective 21/5/2021 [Member]
Notional amount	$ 61,175
Fixed rate	4.10%	4.10%
Fair value	$ (9,310)
Derivative Cross Currency Interest Rate Contract, Euro, Effective 25/5/2021 [Member]
Notional amount | €		€ 50,000
Fixed rate	2.70%	2.70%
Cross Currency Interest Rate Contract, Effective 25/5/2021 [Member]
Notional amount	$ 61,200
Fixed rate	4.05%	4.05%
Fair value	$ (9,077)